Reconciliation of the differences between basic and diluted EPS (Tables)	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Earnings per share
Reconciliation of the differences between basic and diluted EPS for the fiscal years ended March 31, 2024, 2025 and 2026 is as follows:

	Yen in millions
	Fiscal year ended March 31
	2024	2025	2026
Net income (loss) attributable to Sony Group Corporation’s stockholders for basic and diluted EPS computation	970,573	1,141,600	(326,865)

Continuing operations	846,587	1,067,431	1,030,893

Discontinued operations	123,986	74,169	(1,357,758)

	Thousands of shares
	Fiscal year ended March 31
	2024	2025	2026
Weighted-average shares outstanding for basic EPS computation	6,156,210	6,049,652	5,975,984
Effect of dilutive securities:
Stock options	18,398	18,862	25,890
Restricted stock units	2,047	6,550	11,316

Weighted-average shares for diluted EPS computation	6,176,655	6,075,064	6,013,190

	Yen
	Fiscal year ended March 31
	2024	2025	2026
Basic EPS	157.66	188.71	(54.70)

Continuing operations	137.52	176.45	172.51

Discontinued operations	20.14	12.26	(227.21)

Diluted EPS	157.14	187.92	(54.36)

Continuing operations	137.06	175.71	171.44

Discontinued operations	20.08	12.21	(225.80)

Notes:

1.
Potential shares of common stock which were excluded from the computation of diluted EPS for the fiscal years ended March 31, 2024, 2025 and 2026 were 34,474 thousand shares, 14,422 thousand shares and 2,969 thousand shares, respectively, which consisted of stock options.

2.
As of October 1, 2024, Sony Group Corporation conducted a
five-for-one
stock split of its common stock. Basic and diluted EPS are calculated assuming that the stock split was implemented at the beginning of the fiscal year ended March 31, 2024.